Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands							9 Months Ended	12 Months Ended
		Jan. 31, 2020	Jan. 09, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 22, 2018	Sep. 30, 2020	Dec. 31, 2018	Jun. 16, 2020
Temporary Equity [Line Items]
Proceeds from issuance of convertible preferred stock							$ 108,854
Shares issued upon conversion	[1]			14,961,027	14,961,027			14,961,027
Value per share of common stock				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Original issue price [Member]
Temporary Equity [Line Items]
Shares issued price		$ 5.5914
Preferred Stock, Dividend Rate, Percentage				6.00%
Conversion issue price [Member]
Temporary Equity [Line Items]
Shares issued price		$ 14.2180
Common Stock [Member]
Temporary Equity [Line Items]
Shares issued upon conversion									27,094,085
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares issued during the period						10,974,644		10,974,644
Shares issued price						$ 9.1457
Gross proceeds						$ 100,400
Stock issuance of costs						$ 200		$ 181
Shares issued upon conversion		26,425,664
Series B Convertible Preferred Stock [Member] | Common Stock [Member]
Temporary Equity [Line Items]
Shares issued upon conversion		15,807,081
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares issued during the period		19,936,296	19,936,296				19,936,296
Shares issued price		$ 5.5914	$ 5.5914
Proceeds from issuance of convertible preferred stock		$ 111,500
Gross proceeds		$ 111,500	$ 111,500
Stock issuance of costs			$ 2,600				$ 2,640
Shares issued upon conversion		10,974,644
Series C Convertible Preferred Stock [Member] | Common Stock [Member]
Temporary Equity [Line Items]
Shares issued upon conversion		7,059,406
Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Proceeds from issuance of convertible preferred stock		$ 40,000
Value per share of common stock		$ 8.0496
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Shares issued upon conversion				8,747,675	8,747,675			8,747,675
Preferred stock conversion basis					1.7663-for-one basis
Series A Preferred Stock [Member] | Original issue price [Member]
Temporary Equity [Line Items]
Shares issued price		$ 1.00
Series A Preferred Stock [Member] | Conversion issue price [Member]
Temporary Equity [Line Items]
Percentage on conversion ratio		1.7663%
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Shares issued upon conversion	[1]			6,213,352	6,213,352			6,213,352
Percentage on conversion ratio		57.00%
Preferred stock conversion basis				1.7663-for-one basis
Series B Preferred Stock [Member] | Original issue price [Member]
Temporary Equity [Line Items]
Shares issued price		$ 9.1457
Series B Preferred Stock [Member] | Conversion issue price [Member]
Temporary Equity [Line Items]
Percentage on conversion ratio		16.154%
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Percentage on conversion ratio		57.00%
Preferred stock conversion basis		1.7663-for-one basis
Series C Preferred Stock [Member] | Original issue price [Member]
Temporary Equity [Line Items]
Shares issued price		$ 5.5914
Series C Preferred Stock [Member] | Conversion issue price [Member]
Temporary Equity [Line Items]
Shares issued price		$ 9.8761

[1]	Upon issuance and sale of the Series C in January 2020 (see Note 13), the 10,974,644 outstanding shares of Series B became convertible into 7,059,406 shares of common stock and the 26,425,664 outstanding shares of Preferred Stock became convertible into 15,807,081 shares of common stock.